Taxation (Details Narrative) - HKD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	25.00%	25.00%
Withholding tax rate	10.00%
Educational Services [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Value added tax rate	3.00%
Technical Services [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Value added tax rate	6.00%
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	16.50%
HONG KONG | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits	$ 2,000,000
HONG KONG | Assessable Profits [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	8.25%
CHINA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	25.00%